Stock Warrants (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Ability to Purchase Common Stock		7,592,400
Placement Agent Services	$ 49,921	$ 537,137
Granting and Accruing Warrants	3,720,323
Interest Expense, Other	$ 192,421
Class Of Warrant Or Right Term Of Warrants Or Rights Term		5 years
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	53,112,193
Common Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights	$ 0.375
Common Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights	$ 2.25
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	53,112,193
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights		$ 0.50
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights		$ 1.10